Other comprehensive income	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
Other comprehensive income	Other comprehensive income
The balances of 'Other comprehensive income' include the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognised in equity through the consolidated statement of recognised income and expense. The amounts arising from subsidiaries are presented, on a line by line basis, in the appropriate items according to their nature.
Respect to items that may be reclassified to profit or loss, the consolidated statement of recognised income and expense includes changes in other comprehensive income as follows:
•Revaluation gains (losses): includes the amount of the income, net of the expenses incurred in the year, recognised directly in equity. The amounts recognised in equity in the year remain under this item, even if in the same year they are transferred to the income statement or to the initial carrying amount of the assets or liabilities or are reclassified to another line item.
•Amounts transferred to income statement: includes the amount of the revaluation gains and losses previously recognised in equity, even in the same year, which are recognised in the income statement.
•Amounts transferred to initial carrying amount of hedged items: includes the amount of the revaluation gains and losses previously recognised in equity, even in the same year, which are recognised in the initial carrying amount of assets or liabilities as a result of cash flow hedges.
•Other reclassifications: includes the amount of the transfers made in the year between the various valuation adjustment items.
a) Breakdown of Other comprehensive income - Items that will not be reclassified in results and Items that can be classified in results

EUR million
	2021	2020	2019
Other comprehensive income	(32,719)	(33,144)	(24,168)
Items that will not be reclassified to profit or loss	(4,241)	(5,328)	(4,288)
Actuarial gains and losses on defined benefit pension plans	(3,986)	(5,002)	(4,764)
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(8)	(2)	1
Other valuation adjustments	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(157)	(308)	514
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	275	159	44
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(275)	(159)	(44)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(90)	(16)	(39)
Items that may be reclassified to profit or loss	(28,478)	(27,816)	(19,880)
Hedges of net investments in foreign operations (Effective portion)	(4,283)	(3,124)	(5,464)
Exchange differences	(23,887)	(26,911)	(16,701)
Hedging derivatives. Cash flow hedges (Effective portion)	(276)	295	300
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	436	2,411	2,321
Hedging instruments (items not designated)	—	—	—
Non-current assets classified as held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(468)	(487)	(336)
b) Other comprehensive income- Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans
'Other comprehensive income  —Items not reclassified to profit or loss—  Actuarial gains or (-) losses on defined benefit pension plans' include the actuarial gains and losses and the return on plan assets, less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability (asset).
Its variation (decrease of EUR 1,567 million in the year) is shown in the consolidated statement of recognised income.
The release against equity in 2021 amounts to EUR 1,705 million - see note 25.b -, with the following breakdown:
•Reduction of EUR 37 million in the accumulates actuarial losses relating to the Group´s entities in Spain, mainly due to the evolution experienced by the discount rate -increase from 0.60% to 0.90%.
•Reduction of EUR 1,475 million in the cumulative actuarial losses relating to the Group´s businesses in the UK, mainly due to the evolution experienced by the discount rate– increase from 1.28% to 1.90%.
•Reduction of EUR 91 million in accumulated actuarial losses corresponding to the Group’s business in Brazil, mainly due to the increase in the discount rate -from 6.82% to 8.39% in pension benefits and 7.14% to 8.44% in medical benefits-.
•Reduction of EUR 102 million in the accumulated actuarial losses corresponding to the Group's businesses in other geographical areas.
The other modification in accumulated actuarial profit or losses is an increase of EUR 138 million as a result of the evolution of exchange rates, mainly in United Kingdom (appreciation of the pound sterling).
c) Other comprehensive income - Items that will not be reclassified in results - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Since the entry into force of IFRS 9, no impairment analysis is performed of equity instruments recognised under 'Other comprehensive income'. IFRS 9 eliminates the need to carry out the impairment estimate on this class of equity instruments and the reclassification to profit and loss on the disposal of these assets, being recognised at fair value with changes in equity.
The following is a breakdown of the composition of the balance as of 31 December 2021, 2020 and 2019 under 'Other comprehensive income - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result' depending on the geographical origin of the issuer:

EUR million
	2021
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	25	(663)	(638)	759
International
Rest of Europe	39	(58)	(19)	170
United States	13	(4)	9	31
Latin America and rest	496	(5)	491	1,493
	573	(730)	(157)	2,453
Of which:
Publicly listed	500	(44)	456	1,521
Non publicly listed	73	(686)	(613)	932

EUR million
	2020
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	28	(849)	(821)	1,032
International
Rest of Europe	65	(76)	(11)	314
United States	7	(4)	3	25
Latin America and rest	525	(4)	521	1,412
	625	(933)	(308)	2,783
Of which:
Publicly listed	525	(31)	494	1,424
Non publicly listed	100	(902)	(802)	1,359

EUR million
	2019
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	21	(445)	(424)	184
International
Rest of Europe	68	(72)	(4)	379
United States	15	(3)	12	44
Latin America and rest	934	(4)	930	2,256
	1,038	(524)	514	2,863
Of which:
Publicly listed	936	(14)	922	2,283
Non publicly listed	102	(510)	(408)	580
d) Other comprehensive income - Items that may be reclassified to profit or loss - Hedge of net investments in foreign operations (effective portion) and exchange differences
The change in 2021 reflects the positive effect of the generalized appreciation of some currencies, especially the pound sterling and the US dollar, whereas the change in 2020 reflected the negative effect of the generalized depreciation of the main currencies, especially the Brazilian real, the pound sterling and the US dollar. The change in 2019 showed the positive effect of the appreciation of the pound sterling and the US dollar and the negative effect of the depreciation of the Brazilian real.
Of the change in the balance in these years, a profit of EUR 167 million, a loss of EUR 2,104 million and a profit of EUR 230 million in 2021, 2020 and 2019, respectively relate to the measurement of goodwill.
The detail, by country is as follows:

EUR million
	2021	2020	2019
Net balance at end of year*	(28,170)	(30,035)	(22,165)
Of which:
Brazilian real	(17,440)	(17,417)	(13,579)
Pound sterling	(3,415)	(4,205)	(3,135)
Mexican peso	(3,088)	(3,091)	(2,439)
Argentine peso*	(2,109)	(2,288)	(2,094)
Chilean peso	(2,039)	(1,776)	(1,560)
US dollar	1,536	387	1,654
Polish zloty	(809)	(788)	(501)
Other	(806)	(857)	(511)
*Grupo Santander changed its accounting policy in relation to the presentation of exchange differences and the effects of hyperinflation of the operations generated in Argentina, reclassifying at 1 January 2019 an amount of EUR -1,984 million from the heading 'Other reserves' to 'Accumulated other comprehensive income' (see note 2.a and 33.b).

The breakdown of translation differences by currency is as follows:

EUR million
2021				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From results*	From net assets
Brazilian real	(16,032)	(15,913)	119	30	19	70
Pound sterling	(4,602)	(3,504)	1,098	41	38	1,019
Mexican peso	(2,393)	(2,012)	381	26	29	326
Argentine peso	(2,287)	(2,109)	178	—	—	178
Chilean peso	(1,450)	(1,852)	(402)	(55)	(43)	(304)
US dollar	1,253	2,775	1,522	125	102	1,295
Polish zloty	(638)	(678)	(40)	(9)	(1)	(30)
Other	(762)	(594)	168	9	11	148
Total Group	(26,911)	(23,887)	3,024	167	155	2,702
*Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

EUR million
2020				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From results*	From net assets
Brazilian real	(10,704)	(16,032)	(5,328)	(1,280)	(190)	(3,858)
Pound sterling	(3,329)	(4,602)	(1,273)	(455)	(4)	(814)
Mexican peso	(1,547)	(2,393)	(846)	(59)	(2)	(785)
Argentine peso	(2,094)	(2,287)	(193)	—	—	(193)
Chilean peso	(1,181)	(1,450)	(269)	(18)	15	(266)
US dollar	2,833	1,253	(1,580)	(143)	(58)	(1,379)
Polish zloty	(249)	(638)	(389)	(133)	(5)	(251)
Other	(430)	(762)	(332)	(16)	(10)	(306)
Total Group	(16,701)	(26,911)	(10,210)	(2,104)	(254)	(7,852)
*Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.
e) Other comprehensive income -Items that may be reclassified to profit or loss - Hedging derivatives – Cash flow hedges (Effective portion)
Other comprehensive income – Items that may be reclassified to profit or loss - Cash flow hedges includes the gains or losses attributable to hedging instruments that qualify as effective hedges. These amounts will remain under this heading until they are recognised in the consolidated income statement in the periods in which the hedged items affect it (see note 11).
f) Other comprehensive income - Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised changes in the fair value of assets classified as Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income (see note 7).
The breakdown, by type of instrument and geographical origin of the issuer, of 'Other comprehensive income – Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income' at 31 December 2021, 2020 and 2019 is as follows:

EUR million
	31 December 2021
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain	271	—	271	12,917
Rest of Europe	544	(118)	426	20,397
Latin America and rest of the world	334	(438)	(104)	49,847
Private-sector debt securities	80	(237)	(157)	22,424
	1,229	(793)	436	105,585

EUR million
	31 December 2020
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain	693	—	693	19,314
Rest of Europe	915	(69)	846	23,116
Latin America and rest of the world	785	(73)	712	51,026
Private-sector debt securities	181	(21)	160	24,714
	2,574	(163)	2,411	118,170

EUR million
	31 December 2019
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain	947	(2)	945	32,413
Rest of Europe	664	(38)	626	19,052
Latin America and rest of the world	839	(121)	718	51,284
Private-sector debt securities	81	(49)	32	20,096
	2,531	(210)	2,321	122,845
Since the entry into force of IFRS 9, the Group estimates the expected losses on debt instruments measured at fair value with changes in other comprehensive income. These losses are recorded with a charge to the consolidated income statement for the period.
At the end of the years 2021, 2020 and 2019, the Group recorded under 'Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss', net due to modification of the consolidated income statement, in the line of financial assets at fair value with changes in other comprehensive income a provision of EUR 19 million, EUR 19 million and EUR 12 million in 2021, 2020 and 2019, respectively.
g) Other comprehensive income - Items that may be reclassified to profit or loss and Items not reclassified to profit or loss - Other recognised income and expense of investments in subsidiaries, joint ventures and associates
The changes in other comprehensive income - Entities accounted for using the equity method were as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	(489)	(335)	(320)
Revaluation gains/(losses)	7	(170)	(22)
Net amounts transferred to profit or loss	6	16	7
Balance at end of year	(476)	(489)	(335)
Of which:
Zurich Santander Insurance América, S.L.	(332)	(298)	(171)